Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value Measurements

NOTE 15—FAIR VALUE MEASUREMENTS

The following is a description of valuation methodologies used for assets and liabilities recorded at fair value:

Securities: The fair values of securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1) or matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2).

Other Real Estate Owned: Nonrecurring adjustments to certain commercial and residential real estate properties classified as other real estate owned are measured at the lower of carrying amount or fair value, less costs to sell. In cases where the carrying amount exceeds the fair value, less costs to sell, an impairment loss is recognized. Fair values are generally based on third party appraisals of the property which are commonly adjusted by management to reflect an expectation of the amount to be ultimately collected and selling costs (Level 3).

Appraisals for other real estate owned are performed by state licensed appraisers (for commercial properties) or state certified appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company. When a Notice of Default is recorded, an appraisal report is ordered. Once received, a member of the credit administration department reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison to independent data sources such as recent market data or industry wide-statistics for residential appraisals. Commercial appraisals are sent to an independent third party to review. The Company also compares the actual selling price of collateral that has been sold to the most recent appraised value to determine what additional adjustments, if any, should be made to the appraisal values on any remaining other real estate owned to arrive at fair value. If the existing appraisal is older than twelve months a new appraisal report is ordered. No significant adjustments to appraised values have been made as a result of this comparison process as of March 31, 2018.

The following table provides the hierarchy and fair value for each major category of assets and liabilities measured at fair value at March 31, 2018 and December 31, 2017:

	Fair Value Measurements Using:
(dollars in thousands)	Level 1	Level 2	Level 3	Total
March 31, 2018
Assets measured at fair value:
On a recurring basis:
Securities available for sale
Government agency securities		$7,482		$7,482
Mortgage-backed securities
Government sponsored agencies		37,672		37,672
Corporate debt securities		37,694		37,694

	$—	$82,848	$—	$82,848

On a non-recurring basis:
Other real estate owned	$—	$—	$293	$293

December 31, 2017
Assets measured at fair value:
On a recurring basis:
Securities available for sale
Government agency securities		$7,816		7,816
Mortgage-backed securities
Government sponsored agencies		39,215		39,215
Corporate debt securities		17,926		17,926

	$—	$64,957	$—	$64,957

On a non-recurring basis:
Other real estate owned	$—	$—	$293	$293

No write-downs to OREO were recorded in for the three months ended March 31, 2018 or for the year ended December 31, 2017.

Quantitative information about the Company’s non-recurring Level 3 fair value measurements at March 31, 2018 and December 31, 2017 is as follows:

(dollars in thousands)	Fair Value Amount	Valuation Technique	Unobservable Input	Adjustment Range	Weighted- Average Adjustment
March 31, 2018
Other real estate owned	$293	Third Party Appraisals	Management Adjustments to Reflect Current Conditions and Selling Costs	21%	21%
December 31, 2017
Other real estate owned	$293	Third Party Appraisals	Management Adjustments to Reflect Current Conditions and Selling Costs	21%	21%

NOTE 17—FAIR VALUE MEASUREMENTS

The following is a description of valuation methodologies used for assets and liabilities recorded at fair value:

Securities: The fair values of securities available for sale are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1) or matrix pricing, which is a mathematical technique used widely in the industry to value debt securities without relying exclusively on quoted prices for specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2).

Other Real Estate Owned: Nonrecurring adjustments to certain commercial and residential real estate properties classified as other real estate owned are measured at the lower of carrying amount or fair value, less costs to sell. In cases where the carrying amount exceeds the fair value, less costs to sell, an impairment loss is recognized. Fair values are generally based on third party appraisals of the property which are commonly adjusted by management to reflect an expectation of the amount to be ultimately collected and selling costs (Level 3).

Appraisals for other real estate owned are performed by state licensed appraisers (for commercial properties) or state certified appraisers (for residential properties) whose qualifications and licenses have been reviewed and verified by the Company. When a Notice of Default is recorded, an appraisal report is ordered. Once received, a member of the credit administration department reviews the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison to independent data sources such as recent market data or industry wide-statistics for residential appraisals. Commercial appraisals are sent to an independent third party to review. The Company also compares the actual selling price of collateral that has been sold to the most recent appraised value to determine what additional adjustments, if any, should be made to the appraisal values on any remaining other real estate owned to arrive at fair value. If the existing appraisal is older than twelve months a new appraisal report is ordered. No significant adjustments to appraised values have been made as a result of this comparison process as of December 31, 2017.

The following table provides the hierarchy and fair value for each major category of assets and liabilities measured at fair value at December 31, 2017 and 2016:

(dollars in thousands)	Fair Value Measurements Using:
December 31, 2017	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
On a recurring basis:
Securities available for sale
Government agency securities		$7,816		$7,816
Mortgage-backed securities				—
Government sponsored agencies		39,215		39,215
Corporate debt securities		17,926		17,926

	$—	$64,957	$—	$64,957

On a non-recurring basis:
Other real estate owned	$—	$—	$293	$293

December 31, 2016
Assets measured at fair value:
On a recurring basis:
Securities available for sale
Government agency securities		$5,317		5,317
Mortgage-backed securities
Government sponsored agencies		23,640		23,640
Corporate debt securities		10,320		10,320

	$—	$39,277	$—	$39,277

On a non-recurring basis:
Other real estate owned	$—	$—	$833	$833

No write-downs to OREO were recorded in 2017 or 2016.

Quantitative information about the Company’s non-recurring Level 3 fair value measurements as of December 31, 2017 and 2016 is as follows:

(dollars in thousands) December 31, 2017	Fair Value Amount	Valuation Technique	Unobservable Input	Adjustment Range	Weighted- Average Adjustment
Other real estate owned	$293	Third party appraisals	Management adjustments to reflect current conditions and selling costs	21%	21%

December 31, 2016
Other real estate owned	$833	Third party appraisals	Management adjustments to reflect current conditions and selling costs	10% - 15%	12%